PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EMERGING MARKETS EQUITY INDEX FUND

GLOBAL REAL ESTATE INDEX FUND

INTERNATIONAL EQUITY INDEX FUND

MID CAP INDEX FUND

SMALL CAP INDEX FUND

STOCK INDEX FUND

GLOBAL SUSTAINABILITY INDEX FUND

(COLLECTIVELY, THE “FUNDS”)

SUPPLEMENT DATED SEPTEMBER 27, 2024 TO THE FUNDS’ PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED

Effective September 24, 2024, Brent D. Reeder is no longer a portfolio manager of the Funds. Effective September 24, 2024, all references to Brent D. Reeder in the Funds’ Prospectus are hereby deleted, and the Prospectus is amended as follows:

1.	The paragraph under the section entitled “FUND SUMMARIES – Emerging Markets Equity Index Fund – Management” on page 44 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Emerging Markets Equity Index Fund. Robert D. Anstine, Senior Vice President of NTI, Brendan Sullivan, CFA, Vice President of NTI, and Steven J. Santiccioli, Vice President of NTI, have been managers of the Fund since July 2019, September 2024, and September 2024, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

2.	The paragraph under the section entitled “FUND SUMMARIES – Global Real Estate Index Fund – Management” on page 50 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Global Real Estate Index Fund. Volter Bagriy, CFA, CAIA, Vice President of NTI, Brendan Sullivan, CFA, Vice President of NTI, and Steven J. Santiccioli, Vice President of NTI, have been managers of the Fund since April 2024, September 2024, and September 2024, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

3.	The paragraph under the section entitled “FUND SUMMARIES – International Equity Index Fund – Management” on page 55 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the International Equity Index Fund. Brendan Sullivan, CFA, Vice President of NTI, Steven J. Santiccioli, Vice President of NTI, and Volter Bagriy, CFA, CAIA, Vice President of NTI, have been managers of the Fund since July 2019, September 2024, and September 2024, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

4.	The paragraph under the section entitled “FUND SUMMARIES – Mid Cap Index Fund – Management” on page 59 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Mid Cap Index Fund. Lucy A. Johnston, Vice President of NTI, Shivani Shah, CFA, Vice President of NTI, and Chris J. Jaeger, CFA, Senior Vice President of NTI, have been managers of the Fund since July 2019, September 2024, and September 2024, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

5.	The paragraph under the section entitled “FUND SUMMARIES – Small Cap Index Fund – Management” beginning on page 63 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Small Cap Index Fund. Shivani Shah, CFA, Vice President of NTI, Chris J. Jaeger, CFA, Senior Vice President, and Lucy A. Johnston, Vice President of NTI, have been managers of the Fund since December 2021, September 2024, and September 2024, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

6.	The paragraph under the section entitled “FUND SUMMARIES – Stock Index Fund – Management” on page 67 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Stock Index Fund. Chris J. Jaeger, CFA, Senior Vice President of NTI, Shivani Shah, CFA, Vice President of NTI, and Lucy A. Johnston, Vice President of NTI, have been managers of the Fund since July 2019, September 2024, and September 2024, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

7.	The paragraph under the section entitled “FUND SUMMARIES – Global Sustainability Index Fund – Management” on page 73 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Global Sustainability Index Fund. Steven J. Santiccioli, Vice President of NTI, Brendan Sullivan, CFA, Vice President of NTI, and Volter Bagriy, CFA, CAIA, Vice President of NTI, have been managers of the Fund since July 2019, September 2024, and September 2024, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

8.

The seventh through thirteenth paragraphs under the section entitled “FUND MANAGEMENT – EQUITY AND EQUITY INDEX FUNDS” beginning on page 194 of the Prospectus are deleted and replaced with the following:

The managers for the Emerging Markets Equity Index Fund are Robert D. Anstine, Senior Vice President of NTI, Brendan Sullivan, CFA, Vice President of NTI, and Steven J. Santiccioli, Vice President of NTI. Messrs. Anstine, Sullivan and Santiccioli have been managers of the Fund since July 2019, September 2024, and September 2024, respectively. Mr. Anstine joined NTI in January 2007 and is a Portfolio Manager with the Global Index Team. Mr. Sullivan joined NTI in 2012 and is a Senior Portfolio Manager with the Global Index Management Group, where he manages international equity index portfolios. Mr. Santiccioli joined NTI in 2003.

The managers for the Global Real Estate Index Fund, International Equity Index Fund and Global Sustainability Index Fund are Volter Bagriy, CFA, CAIA, Vice President of NTI, Brendan Sullivan, CFA, Vice President of NTI, and Steven J. Santiccioli, Vice President of NTI. Mr. Bagriy has been a manager of the Global Real Estate Index Fund since April 2024 and the International Equity Index Fund and Global Sustainability Index Fund since September 2024. Mr. Sullivan has been a manager of the International Equity Index Fund since July 2019 and the Global Real Estate Index Fund and Global Sustainability Index Fund since September 2024. Mr. Santiccioli has been a manager of the Global Sustainability Index Fund since July 2019 and the Global Real Estate Index Fund and International Equity Index Fund since September 2024. Mr. Bagriy joined NTI in 2014 and serves as a portfolio manager on the Global Index team. More information about Messrs. Sullivan and Santiccioli is provided above.

The managers for the Mid Cap Index Fund, Small Cap Index Fund and Stock Index Fund are Lucy A. Johnston, Vice President of NTI, Shivani Shah, CFA, Vice President of NTI, and Chris J. Jaeger, CFA, Senior Vice President of NTI. Ms. Johnston has been a manger of the Mid Cap Index Fund since July 2019 and the Small Cap Index Fund and Stock Index Fund since September 2024. Ms. Shah has been a manager of the Small Cap Index Fund since November 2006 and the Mid Cap Index Fund and Stock Index Fund since September 2024. Mr. Jaeger has been a manager of the Stock Index Fund since July 2019 and the Mid Cap Index Fund and Small Cap Index Fund since September 2024. Ms. Johnston joined NTI in 1997 and has managed passive and index products for large, medium and small capitalization mandates. Ms. Shah joined NTI in 2021, where she is responsible for managing a variety of equity index portfolios. Prior to joining Northern Trust,

Ms. Shah was a Portfolio Manager and Trader at The Vanguard Group managing ETFs and equity index investments. Ms. Shah began her career in 2010 and has held various investment management roles at Davis Selected Advisors, The Vanguard Group, and most recently as an independent consultant. Mr. Jaeger joined NTI in 2000 and has managed equity index portfolios.

Please retain this supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT COMBO PRO (9/24)

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

EMERGING MARKETS EQUITY INDEX FUND

GLOBAL REAL ESTATE INDEX FUND

INTERNATIONAL EQUITY INDEX FUND

MID CAP INDEX FUND

SMALL CAP INDEX FUND

STOCK INDEX FUND

GLOBAL SUSTAINABILITY INDEX FUND

(COLLECTIVELY, THE “FUNDS”)

SUPPLEMENT DATED SEPTEMBER 27, 2024 TO THE FUNDS’ SAI DATED JULY 31, 2024, AS SUPPLEMENTED

Effective September 24, 2024, Brent D. Reeder is no longer a portfolio manager of the Funds. Effective September 24, 2024, all references to Brent D. Reeder in the Funds’ SAI are hereby deleted, and the SAI is amended as follows:

1.	The information for the Funds in the table under the section entitled “PORTFOLIO MANAGERS” on page 112 of the SAI is replaced with the following:

PORTFOLIO MANAGERS

Fund	Portfolio Manager(s)
Global Sustainability Index Fund	Steven J. Santiccioli, Brendan Sullivan****, and Volter Bagriy****
Emerging Markets Equity Index Fund	Robert D. Anstine, Brendan Sullivan****, and Steven J. Santiccioli****
Global Real Estate Index Fund	Volter Bagriy***, Brendan Sullivan****, and Steven J. Santiccioli****
International Equity Index Fund	Brendan Sullivan, Steven J. Santiccioli****, and Volter Bagriy****
Mid Cap Index Fund	Lucy A. Johnston, Shivani Shah****, and Chris J. Jaeger****
Small Cap Index Fund	Shivani Shah, Chris J. Jaeger****, and Lucy A. Johnston****
Stock Index Fund	Chris J. Jaeger, Shivani Shah****, and Lucy A. Johnston****

***	Became a Portfolio Manager effective April 26, 2024.
****	Became a Portfolio Manager effective September 24, 2024.

2.	The following information with respect to Volter Bagriy is deleted and replaced under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” on page 113 of the SAI:

The table below discloses the accounts within each type of category listed below for which Volter Bagriy* was jointly and primarily responsible for day-to-day portfolio management as of August 31, 2024.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	1	$1,033	0	$0
Other Registered Investment Companies:	5	1,309	0	0
Other Pooled Investment Vehicles:	2	1,751	0	0
Other Accounts:	7	2,709	0	0

*

Volter Bagriy became a Portfolio Manager of the Global Real Estate Index Fund effective April 26, 2024, and the Global Sustainability Index Fund and International Equity Index Fund effective September 24, 2024.

3.	The following information with respect to Chris J. Jaeger is deleted and replaced under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” on page 117 of the SAI:

The table below discloses the accounts within each type of category listed below for which Chris J. Jaeger* was jointly and primarily responsible for day-to-day portfolio management as of August 31, 2024.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	1	$14,508	0	$0
Other Registered Investment Companies:	3	3,273	0	0
Other Pooled Investment Vehicles:	9	41,657	0	0
Other Accounts:	14	14,201	0	0

*	Chris J. Jaeger became a Portfolio Manager of the Mid Cap Index Fund and Small Cap Index Fund effective September 24, 2024.

4.	The following information with respect to Lucy A. Johnston is deleted and replaced under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” on page 117 of the SAI:

The table below discloses the accounts within each type of category listed below for which Lucy A. Johnston* was jointly and primarily responsible for day-to-day portfolio management as of August 31, 2024.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	1	$2,115	0	$0
Other Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	6	100,912	0	0
Other Accounts:	16	9,415	0	0

*	Lucy A. Johnston became a Portfolio Manager of the Small Cap Index Fund and Stock Index Fund effective September 24, 2024.

5.

The following information with respect to Steven J. Santiccioli is deleted and replaced under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” on page 120 of the SAI:

The table below discloses the accounts within each type of category listed below for which Steven J. Santiccioli* was jointly and primarily responsible for day-to-day portfolio management as of August 31, 2024.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	1	$1,992	0	$0
Other Registered Investment Companies:	7	2,442	0	0
Other Pooled Investment Vehicles:	2	11,077	0	0
Other Accounts:	5	3,015	0	0

*	Steven J. Santiccioli became a Portfolio Manager of the Emerging Markets Equity Index Fund, International Equity Index Fund and Global Real Estate Index Fund effective September 24, 2024.

6.	The following information with respect to Shivani Shah is deleted and replaced under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” on page 120 of the SAI:

The table below discloses accounts within each type of category listed below for which Shivani Shah* was jointly and primarily responsible for day-to-day portfolio management as of August 31, 2024.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds:	1	$1,246	0	$0
Other Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	9	37,416	0	0
Other Accounts:	9	5,354	0	0

*	Shivani Shah became a Portfolio Manager of the Stock Index Fund and Mid Cap Index Fund effective September 24, 2024.

7.	The following information with respect to Brendan Sullivan is deleted and replaced under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” on page 121 of the SAI:

The table below discloses the accounts within each type of category listed below for which Brendan Sullivan* was jointly and primarily responsible for day-to-day portfolio management as of August 31, 2024.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	1	$5,334	0	$0
Other Registered Investment Companies:	19	14,614	0	0
Other Pooled Investment Vehicles:	2	23,724	0	0
Other Accounts:	4	2,409	0	0

*	Brendan E. Sullivan became a Portfolio Manager of the Emerging Markets Equity Index Fund, Global Real Estate Index Fund and Global Sustainability Index Fund effective September 24, 2024.

8.

The following information, as of September 24, 2024, replaces the corresponding information in the table under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 130 of the SAI:

Shares Beneficially Owned by	Fund	Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Volter Bagriy[2]	Global Real Estate Index Fund	None
	International Equity Index Fund	None
	Global Sustainability Index Fund	None
Chris J. Jaeger[12]	Stock Index Fund	None
	Mid Cap Index Fund	None
	Small Cap Index Fund	None
Lucy A. Johnston[13]	Mid Cap Index Fund	None
	Stock Index Fund	None
	Small Cap Index Fund	None
Steven J. Santiccioli[14]	Global Sustainability Index Fund	None
	International Equity Index Fund	None
	Emerging Markets Equity Index Fund	None
	Global Real Estate Index Fund	None
Shivani Shah[15]	Small Cap Index Fund	None
	Mid Cap Index Fund	None
	Stock Index Fund	None
Brendan Sullivan[16]	International Equity Index Fund	None
	Global Real Estate Index Fund	None
	Emerging Markets Equity Index Fund	None
	Global Sustainability Index Fund	None

2.

Volter Bagriy became a Portfolio Manager of the Global Real Estate Index Fund effective April 26, 2024, and the Global Sustainability Index Fund and International Equity Index Fund effective September 24, 2024.

12.	Chris J. Jaeger became a Portfolio Manager of the Mid Cap Index Fund and Small Cap Index Fund effective September 24, 2024.
13.	Lucy A. Johnston became a Portfolio Manager of the Small Cap Index Fund and Stock Index Fund effective September 24, 2024.
14.	Steven J. Santiccioli became a Portfolio Manager of the Emerging Markets Equity Index Fund, International Equity Index Fund and Global Real Estate Index Fund effective September 24, 2024.
15.	Shivani Shah became a Portfolio Manager of the Stock Index Fund and Mid Cap Index Fund effective September 24, 2024.
16.	Brendan Sullivan became a Portfolio Manager of the Emerging Markets Equity Index Fund, Global Real Estate Index Fund and Global Sustainability Index Fund effective September 24, 2024.

Please retain this supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT COMBO SAI (9/24)